Submission	Nov. 11, 2025
Submission [Line Items]
Central Index Key	0001969180
Registrant Name	Coller Secondaries Private Equity Opportunities Fund
Form Type	SC TO-I
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A